Debt - Summary of types of Borrowings both Current and Non-current (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	£ 6,167	£ 7,123
Short-term bank loans, overdrafts and commercial paper [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	131	307
Term debt, excluding fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	3,442	4,147
Lease liabilities [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	208	275
Term debt, in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	2,161	2,169
Term debt, previously in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	225	225
Within 1 year [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	232	847
Within 1 year [member] | Short-term bank loans, overdrafts and commercial paper [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	131	307
Within 1 year [member] | Term debt, excluding fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	32
Within 1 year [member] | Lease liabilities [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	69	92
Within 1 year [member] | Term debt, in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total		448
More than 1 year [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	5,935	6,276
More than 1 year [member] | Term debt, excluding fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	3,410	4,147
More than 1 year [member] | Lease liabilities [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	139	183
More than 1 year [member] | Term debt, in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	2,161	1,721
More than 1 year [member] | Term debt, previously in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	£ 225	£ 225